RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUCNEMENTS	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
The following amendments, standards and interpretations have been applied on the year starting January 1, 2020:

International Accounting Standard 1, “Presentation of Financial Statements”, and International Accounting Standard 8, “Accounting Policies, Changes in Accounting Estimates and Errors” - Amendments

The IASB has issued amendments to IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” to clarify when information is material and to incorporate some of the guidance in IAS 1 about immaterial information. The amendments clarify that the reference to obscuring information addresses situations in which the effect is similar to omitting or misstating that information, that an entity assesses materiality in the context of the financial statements as a whole, and that the meaning of ‘primary users of general purpose financial statements’ is defined as ‘existing and potential investors, lenders and other creditors’ that must rely on general purpose financial statements for much of the financial information they need.

The Company's management has assessed the effects of applying these amendments on the Company’s financial statements and has not identified any material impact in the application of these amendments.

International Financial Reporting Standard 7, “Financial Instruments: Disclosures”, International Financial Accounting Standard 9, “Financial Instruments” and International Accounting Standard 39, “Financial Instruments: Recognition and Measurement” - Interest Rate Benchmark Reform

The IASB has issued amendments to IFRS 7 “Financial Instruments: Disclosures”, IFRS 9 “Financial Instruments” and IAS 39 “Financial Instruments: Recognition and Measurement” which provide certain reliefs in relation to interest rate benchmark reforms. The reliefs relate to hedge accounting and have the effect that the reforms should not generally cause hedge accounting to terminate. However, any hedge ineffectiveness should continue to be recorded in the income statement.

The Company's management has assessed the effects of applying these amendments on the Company’s financial statements and has not identified any material impact in the application of these amendments.

The following standards, amendments to standards and interpretations are not mandatory for the financial year beginning January 1, 2020, and have not been early adopted:

International Financial Reporting Standard 16, “Leases” – Amendments on Covid-19-related Rent Concessions

In May 2020, the IASB made an amendment to IFRS 16 “Leases” in the context of the COVID-19 pandemic and its impact on rent concessions granted to lessees. Such concessions might take a variety of forms, including payment holidays and deferral of lease payments, which provides lessees with an option to treat qualifying rent concessions in the same way as they would if they were not lease modifications. In many cases, this will result in accounting for the concessions as variable lease payments in the period in which they are granted. Entities applying the practical expedients must disclose this fact, whether the expedient has been applied to all qualifying rent concessions or, if not, information about the nature of the contracts to which it has been applied, as well as the amount recognized in profit or loss arising from the rent concessions.
27.    RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS (continued)

The Company's management has assessed the effects of applying this amendment on the Company’s financial statements and has not identified any lease agreements which may be impacted by the application of this amendment.

Other standards and interpretations non-significant for the Company’s financial statements:
–Amendments to IFRS 3 – Definition of a business
–Revised Conceptual Framework for Financial Reporting
–Amendments to IAS 1 - Classification of Liabilities as Current or Non-current
–Amendments to IAS 16 - Property, Plant and Equipment: Proceeds before intended use
–Amendments to IFRS 3 - Reference to the Conceptual Framework
–Amendments to IAS 37 - Onerous Contracts – Cost of Fulfilling a Contract
–Annual Improvements to IFRS Standards 2018–2020 cycle
–Amendments to IFRS 10 and IAS 28 - Sale or contribution of assets between an investor and its associate or joint venture